Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	¥ 919
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	897
Accumulated benefit obligations for all defined benefit pension plans	93,143	¥ 87,443
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	20,621	19,715
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	20,005	19,101
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	7,597	7,026
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,626	¥ 1,422	¥ 1,350
Japan | Scenario, Plan
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contributions by Company and certain subsidiaries				¥ 3,467
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	30.00%
Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	30.00%
Japan | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	40.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	¥ 140
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	12
Estimated portions of net transition obligation that will be recognized as a component of net pension	2
Accumulated benefit obligations for all defined benefit pension plans	92,176	¥ 80,731
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	6,863	6,222
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	6,584	6,136
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	5,356	5,111
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,354	¥ 2,077	¥ 2,926
Overseas plans | Scenario, Plan
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contributions by Company and certain subsidiaries				¥ 1,844
Overseas plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Overseas plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Overseas plans | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	10.00%	10.00%